Other Current Assets and Non-Current Assets - Schedule of Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Other Receivables, Net, Current [Abstract]
Balance at beginning of the period	$ (2,442)	¥ (16,568)	¥ (6,337)
Additional (allowance)/reversal for doubtful accounts	(2,221)	(15,073)	(10,231)
Balance at the end of the period	$ (4,663)	¥ (31,641)	¥ (16,568)